Dividends	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Dividends	DIVIDENDS In 2018, preferred share dividends in the amount of $18 million (2017 - $18 million) and common share dividends in the amount of $542 million (2017 - $518 million) were declared.